AVAILABLE-FOR-SALE FINANCIAL ASSET (Details) - Kibali Jersey Limited [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at the beginning of the year	$ 58	$ 45	$ 74
other comprehensive income	(34)	12	(20)
Exchange differences	2	1	(9)
Balance at the end of the year	$ 26	$ 58	$ 45